Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Interest income
Loans, including fees	$ 10,895	$ 11,254
Mortgage-backed securities	57	94
Other securities	7	18
Interest-bearing deposits and other	357	268
Total interest income	11,316	11,634
Interest expense
Deposits	1,018	1,058
Borrowings	439	302
Total interest expense	1,457	1,360
Net interest income	9,859	10,274
Provision for loan losses	242	15
Net interest income after provision for loan losses	9,617	10,259
Non-interest income
Net gains on sales of loans	23	51
Earnings on bank-owned life insurance	94	93
Net gain on sales of REO	67	120
Valuation adjustment for REO	(171)	(151)
Net gains on sales of investments	64
Other	285	274
Total non-interest income	362	387
Non-interest expense
Employee compensation and benefits	5,344	5,319
Occupancy and equipment	685	669
Legal fees	36	75
Outside service fees	162	145
Data processing	396	397
Audit and accounting	305	276
FDIC insurance premiums	93	215
Franchise and other taxes	240	247
Foreclosure and REO expense, net	111	95
Other	1,159	1,111
Total non-interest expense	8,531	8,549
Income before income taxes	1,448	2,097
Federal income tax expense
Current	421	524
Deferred	92	72
Total federal income taxes	513	596
NET INCOME	$ 935	$ 1,501
EARNINGS PER SHARE
Basic and diluted	$ 0.11	$ 0.18